ROUND A CONVERTIBLE DEBT (Details 1) - USD ($)	Sep. 30, 2023	Dec. 31, 2022
ROUND A CONVERTIBLE DEBT
Gross principal value of convertible notes - related party	$ 370,000	$ 370,000
Gross principal value of convertible notes - non-related party	2,359,150	1,959,150
Unamortized loan discounts	(80,565)	(141,638)
Total convertible notes payable, Net	$ 2,648,585	$ 2,187,512